Pensions - Reconciliation of Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of benefit obligation:
Benefit obligation at January 1	$ 31,633	$ 33,433
Service cost	0	27	$ 33
Interest cost	1,561	1,481	1,622
Actuarial (gain)/loss	138	(219)
Foreign currency exchange rate changes	591	(137)
Benefit payments	(2,982)	(2,952)
Projected benefit obligation at December 31	$ 30,941	$ 31,633	$ 33,433